Investment securities - Schedule of Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost
Due in one year or less	$ 35,486	$ 1,148
Due in one to five years	24,278	11,553
Due in five to ten years	40,038	18,287
Due in over ten years	257,721	158,616
Amortized cost, total	357,523	189,604
Amortized cost	1,137,848	676,705
Fair value
Due in one year or less	35,662	1,152
Due in one to five years	24,684	11,676
Due in five to ten years	41,332	18,887
Due in over ten years	275,798	165,990
Fair value, total	377,476	197,705
Total debt securities	1,172,400	688,381
Mortgage-backed securities - residential
Amortized cost
Mortgage-backed securities	760,099	474,144
Amortized cost	760,099	474,144
Fair value
Mortgage-backed securities	773,336	477,312
Total debt securities	773,336	477,312
Mortgage-backed securities - commercial
Amortized cost
Mortgage-backed securities	20,226	12,957
Amortized cost	20,226	12,957
Fair value
Mortgage-backed securities	21,588	13,364
Total debt securities	$ 21,588	$ 13,364